Subsequent events - Additional information (Details) € in Millions	1 Months Ended
Jul. 25, 2023 EUR (€)
Orange Bank | Orange SA | Amendment to current account advance agreement granted to Orange Bank [member]
Current account advance balance
Increase in current account advance agreement	€ 400